Acquisitions	12 Months Ended
Jun. 30, 2018
Business Combinations1 [Abstract]
Acquisitions
Acquisitions
i) On September 15, 2017, the Company acquired 51% of the outstanding shares of Egg Head Studios LLC ("Ellie Sparkles"), which owns and produces proprietary kids and family content and operates a kids and family focused YouTube channel, for consideration as follows:

•	Cash consideration US$3,570 ($4,350) paid at closing, subject to a customary working capital adjustment; and

•
Two performance based earn-outs, each in the amount of up to US$1,000 ($1,218) which, subject to achieving performance based targets, may become payable on the first and second anniversaries of closing. Subsequent to year end, it was determined that $nil would be payable in relation to the first anniversary performance based target.

The acquisition of Ellie Sparkles was accounted for using the purchase method and as such, the results of operations reflect revenue and expenses of Ellie Sparkles since September 15, 2017.
The purchase price has been allocated to the assets acquired and liabilities assumed based on their estimated fair values as follows:

$
Assets
Cash	122
Acquired and library content	8,406
Total identifiable net assets at fair value	8,528

Non-controlling interest	4,178
Purchase consideration transferred	4,350

The Company finalized the purchase price allocation during the year. There was no impact to net income previously reported as a result of finalizing the purchase price allocation.

ii)
On June 30, 2017 (“IED Effective Date”), the Company acquired all of the entertainment division of Iconix Brand Group, Inc. (“IED”), which includes an 80% controlling interest in Peanuts and a 100% interest in Strawberry Shortcake for consideration of US$349,132 ($453,070), consisting of US$345,000 ($447,707) paid at closing for the purchase price and a working capital adjustment of US$4,132 ($5,363), of which US$1,503 ($1,950) was paid at closing, and US$2,629 ($3,413) of which was paid during the period. Specifically, the acquisition of IED consisted of two Membership Interest Purchase Agreements which provided for the acquisition of an 80% interest in Peanuts Holdings LLC (including all subsidiaries) ("Peanuts"), a 100% interest in IBGNYC LLC (including all subsidiaries), a 100% interest in IBGSCREEN LLC, and a 100% interest in Shortcake IP Holdings LLC. The acquisition of IED was funded in conjunction with a refinancing (the “Refinancing”) of all the Company’s existing senior secured credit facilities (the "Former Senior Secured Credit Facilities") and existing senior unsecured notes (the "Senior Unsecured Notes").

The Company also entered into a new senior secured credit agreement (the "Senior Secured Credit Agreement") and completed an offering (the "Offering") of subscription receipts (the "Subscription Receipts"), which commensurate with the closing of the acquisition of IED on June 30, 2017 were automatically converted into special warrants (the "Special Warrants"), and effective October 1, 2017 were automatically exercised, for no additional consideration, into Senior Unsecured Convertible Debentures. The details of the Refinancing are further described in note 12. The remaining 20% interest in Peanuts Holdings LLC (including all subsidiaries) continues to be held by members of the family of Charles M. Schulz. In addition to its 20% interest in Peanuts Holdings LLC (including all subsidiaries), the family of Charles M. Schulz is also entitled to receive an additional fee based on the revenues less shareable costs of Peanuts Worldwide LLC, a subsidiary of Peanuts Holdings LLC, which for the year ended June 30, 2018 was $54,082.
The goodwill value of $25,149 arising from the acquisition of IED is attributable to the Company’s ability to further develop the Peanuts and Strawberry Shortcake properties in new ways; the increased size and scale of the combined consumer products and licensing businesses; synergies related to the Company’s CPLG business, which manages copyrights, licensing and brands; and the value of the assembled workforce.
Goodwill is measured as the excess of the consideration transferred and the amount of non-controlling interests over the estimated fair value of the identifiable assets acquired and the liabilities assumed.
The acquisition of IED was accounted for using the purchase method; and as such, the results of operations reflect the revenues and expenses of IED since June 30, 2017.
The purchase price has been allocated to the assets acquired and liabilities assumed based on their estimated fair values as follows:

$
Assets
Cash	12,754
Amounts receivable	24,367
Prepaid expenses and deposits	1,787
Long-term receivables	8,661
Acquired and library content	74,618
Property and equipment	104
Intangible assets - brands	422,012
Goodwill	25,149
569,452
Liabilities
Accounts payable and accrued liabilities	10,938
Deferred revenue	14,575
Other liabilities	5,148
30,661

Total identifiable net assets at fair value	538,791

Non-controlling interest	85,721
Purchase consideration transferred	453,070

The Company finalized the purchase price allocation during the year. There was no impact to net income previously reported as a result of finalizing the purchase price allocation.

Subsequent to June 30, 2018, the Company sold 49% of its 80% ownership interest in Peanuts (see note 24 for further details).

iii) On March 3, 2017, the Company acquired 80% of the outstanding shares of Whizzsis Limited ("Kiddyzuzaa"), which owns and produces proprietary kids and family content and operates a kids and family focused YouTube channel, for consideration as follows:

•
Cash consideration £GBP1,290 ($2,121) paid at closing, with an additional payment of £GBP202 ($333) due on the first anniversary of closing and a final payment of £GBP202 ($333) due on the second anniversary of closing; and

•	A performance based earn-out of up to £GBP322 ($530) based on total commercial exploitation over a two-year period following closing.

The acquisition of Kiddyzuzaa was accounted for using the purchase method and as such, the results of operations reflect revenue and expenses of Kiddyzuzaa since March 3, 2017.
The purchase price has been allocated to the assets acquired and liabilities assumed based on their fair values as follows:

$
Assets
Cash	10
Acquired and library content	3,484
Goodwill	695
4,189

Liabilities
Accounts payable and accrued liabilities	75
Deferred income tax liabilities	631
706

Total identifiable net assets at fair value	3,483

Non-controlling interest	696
Purchase consideration transferred	2,787

The Company finalized the purchase price allocation during the year. There was no impact to net income previously reported as a result of finalizing the purchase price allocation.